Equity - Retained Earnings (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Increase (decrease) through appropriation of retained earnings	€ 6,000,000	€ 8,000,000	€ 8,000,000
Revaluation reserve	78,000,000	85,000,000
Reserve for cancelled share capital	0	75,000,000
Capital redemption reserve	€ 731,000,000	€ 731,000,000